Net Loss Per Share (Details) - Schedule of three classes of common stock outstanding - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class 1 [Member]
Net Loss Per Share (Details) - Schedule of three classes of common stock outstanding [Line Items]
Net loss (numerator)	$ (2,598)	$ (3,340)	$ (3,725)	$ (13,335)
Weighted average shares outstanding (denominator)	28,564	28,572	28,570	28,889
Basic and diluted net loss per share	$ (0.09)	$ (0.12)	$ (0.13)	$ (0.46)
Class 2 [Member]
Net Loss Per Share (Details) - Schedule of three classes of common stock outstanding [Line Items]
Net loss (numerator)	$ (3,811)	$ (4,897)	$ (5,460)	$ (16,687)
Weighted average shares outstanding (denominator)	41,892	41,884	41,886	36,150
Basic and diluted net loss per share	$ (0.09)	$ (0.12)	$ (0.13)	$ (0.46)
Class 3 [Member]
Net Loss Per Share (Details) - Schedule of three classes of common stock outstanding [Line Items]
Net loss (numerator)	$ (471)	$ (740)	$ (779)	$ (1,914)
Weighted average shares outstanding (denominator)	5,174	6,333	5,975	4,147
Basic and diluted net loss per share	$ (0.09)	$ (0.12)	$ (0.13)	$ (0.46)